GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON” or the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are currently located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of wireless, fixed and broadband internet services, as well as selling equipment, infrastructure and accessories.
VEON’s American Depository Shares (“ADSs”) are listed on the NASDAQ Capital Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
The consolidated financial statements were authorized by the Board of Directors for issuance on October 17, 2024. The Company has the ability to amend and reissue the consolidated financial statements.
The consolidated financial statements prepared for Dutch statutory purposes for the year ended December 31, 2022 were authorized by the Board of Directors for issuance on June 24, 2023 and filed on June 25, 2023. After the issuance of those financial statements, and prior to the filing of VEON Ltd.’s 2022 Annual Report on Form 20-F for the same period, the Company discovered an error in the consolidated statement of comprehensive income with respect to the de-recognition of non-controlling interest for the sale of its Algerian operations (refer to Note 10 for further details) which was corrected in the financial statements for the year ended December 31, 2022 in the 2022 Annual Report on Form 20-F. Refer to Note 24 for further details. These consolidated financial statements included in the 2022 Annual Report on Form 20-F were re-authorized for issuance on July 24, 2023.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
Due to the ongoing war between Russia and Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 24 of these consolidated financial statements.

Major developments during the year ended December 31, 2023
Completion of Sale of Russian operations
On October 9, 2023, VEON announced the completion of its exit from Russia with closing of the sale of its Russian operations. On September 13, 2023, VEON and the buyer agreed on certain amendments to the Share Purchase Agreement (“SPA”) which had no material impact on the economic terms of the original transaction announced on November 24, 2022.
During the year ended December 31, 2023, VimpelCom independently purchased US$2,140 equivalent of VEON Holdings bonds (based on applicable foreign exchange rates on the relevant purchase dates) in order to satisfy certain Russian regulatory obligations. VEON Holdings redeemed US$406 of these notes from VimpelCom following their maturity in September 2023.
Upon the completion of the sale of our Russian Operations, VEON Holdings bonds representing a nominal value of US$1,576 which were acquired by VimpelCom were transferred to Unitel LLC (a wholly owned subsidiary of the Company) and offset against the purchase consideration of RUB 130 billion (approximately US$1,294 on October 9, 2023) on a non cash basis resulting in no impact on our cash flows.
The remaining deferred consideration of US$72 as of December 31, 2023 was offset against VEON Holdings bonds acquired by VimpelCom representing a nominal value of US$72, in July 2024, in compliance with applicable regulatory licensing after receiving the relevant regulatory approvals. In addition, there was a US$11 receivable against the sale of towers in Russia recognized in prior periods that was also assigned to the Company as part of the sale transaction. Refer to Note 23 for further details.
The financial impact of the sale of our Russian operations is a loss of US$3,746 recorded within (Loss) / Profit after Tax from Discontinued Operations” in the Consolidated Income Statement, primarily due to US$3,414 of cumulative currency translation losses which accumulated in equity through other comprehensive income and recycled through the consolidated income statement on the date of the disposal. Overall, the sale of the Russian Operations resulted in significant deleveraging of VEON’s balance sheet. For further details, refer to Note 10.
Agreement between Banglalink and Summit Towers Limited (“Summit”) regarding the sale of its Bangladesh tower assets
On November 15, 2023, VEON announced that its wholly owned subsidiary, Banglalink, entered into an Asset Sale and Purchase Agreement (“APA”) and Master Tower Agreement (“MTA”), to sell a portion of its tower portfolio (2012 towers, nearly one-third of Banglalink's infrastructure portfolio) in Bangladesh to the buyer, Summit, for BDT 11 billion (US$97). The closing of the transaction was subject to regulatory approval which was received on December 21, 2023. Subsequently, the deal closed on December 31, 2023. Under the terms of the deal, Banglalink entered into a long-term lease agreement with Summit under which Banglalink will lease space upon the sold towers for a period of 12 years, with up to seven optional renewal periods of 10 years each. The lease agreement became effective upon the closing of the sale.
As of November 15, 2023, the Bangladesh towers were classified as assets held for sale. Following the classification as disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of the Bangladesh tower assets. As a result of the closing of the sale on December 31, 2023, control of the towers was transferred to Summit and Banglalink recognized the purchase consideration of BDT 11 billion (US$97) net of cost of disposals containing legal, regulatory and investment bankers costs amounting BDT 855 million
(US$8). The consideration was receivable as of December 31, 2023, and payment was subsequently received in January 2024 upon the final completion date under the terms of the APA. As a result of applying sale and leaseback accounting principles to the lease agreement under the terms of the deal, Banglalink recognized a gain on sale of assets of BDT 4 billion (US$34), right-of-use assets of BDT 550 million (US$5) representing the proportional fair value of assets (towers) retained with respect to the book value of assets (towers) sold amounting to BDT 950 million (US$9) and lease liabilities of BDT 6 billion (US$52) based on a 12 year lease term, which are at market rates. Additional right-of-use assets and lease liabilities of BDT 4 billion (US$40) were recognized for total right-of-use assets of BDT 5 billion (US$45) and total lease liabilities of BDT 10 billion (US$92). Refer to Note 9 for further details.
Cybersecurity Incident in Ukraine
On December 12, 2023, VEON announced that the network of its Ukrainian subsidiary Kyivstar had been the target of a widespread external cyber-attack causing a technical failure. This resulted in a temporary disruption of Kyivstar's network and services, interrupting the provision of voice and data connectivity on mobile and fixed networks, international roaming, and SMS services, amongst others, for Kyivstar customers in Ukraine and abroad. The Company’s technical teams, working relentlessly and in collaboration with the Ukrainian law enforcement and government agencies and the Security Service of Ukraine, restored services in multiple stages starting with voice and data connectivity. On December 19, 2023, VEON announced that Kyivstar had restored services in all categories of its communication services, and that mobile voice and internet, fixed connectivity and SMS services as well as the MyKyivstar self-care application were active and available across Ukraine.
After stabilizing the network, although there was no legal obligation to do so, Kyivstar immediately launched offers to thank its customers for their loyalty, initiating a “Free of Charge” program offering one month of free services on certain types of contracts. Furthermore, on December 21, 2023, Kyivstar announced a donation of UAH 100 million (US$3) would be made towards Ukrainian charity initiatives.
Largely due to the limited period during which the critical services were down, there was no material financial impact on our consolidated results for the year ended December 31, 2023 due to these service disruptions, or due to costs associated with additional IT capabilities required for restoring services, replacing lost equipment or compensating external consultants and partners in 2023. The incident had a significant impact on consolidated revenue results for the six-months ended June 30, 2024 associated with the revenue loss arising from the customer loyalty measures taken by Kyivstar in order to compensate for the inconvenience caused during the disruptions. The impact of these offers on operating revenue in 2024 was US$46. VEON expects no further impact on its financial results arising from the customer loyalty measures under the retention programs, which ended during the first half of 2024.
VEON and Kyivstar conducted a thorough investigation, together with outside cybersecurity firms, to determine the full nature, extent and impact of the incident and to implement additional security measures to protect against any recurrence. The Ukrainian government also conducted an investigation to support the recovery efforts. All investigations were concluded as of June 30, 2024, and has resulted in an in depth analysis into details of how the attack was executed and how this can be prevented in the future.
Kyivstar has initiated remediation and mitigation actions to reduce current risks and establish a robust framework to manage evolving cyber threats, protect business continuity and maintain customer trust by investing in immediate response actions, enhanced security infrastructure, proactive threat management, compliance with cybersecurity regulations and standards, employee awareness, and long-term adaptive measures. Further, VEON Group has executed a group-wide assessment of cybersecurity maturity in alignment with the U.S. National Institute of Standards and Technology Cybersecurity Framework 2.0 (NIST2).
VEON’s Scheme of arrangement
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes (the 5.95% notes due February 2023 and 7.25% notes due April 2023), the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings’ 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes would be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions had been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders were entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right was granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the 2023 Put Option. The aggregate put option premium paid was US$9. The 2023 Put Option was settled on April 26, 2023. The remaining October 2023 notes were repaid at maturity including an amendment fee of US$1. The notes maturing in December 2023 were called earlier and repaid on September 27, 2023, including an amendment fee of US$1. For further details, refer to further discussion in Note 16.
VEON US$1,250 multi-currency revolving credit facility agreement
On April 20, 2023, and May 30, 2023, the outstanding amounts under our RCF facility were rolled over until October 2023 for US$692 and November 2023 for US$363. These outstanding amounts were further rolled over until January 2024 for US$692 and February 2024 for US$363. We subsequently repaid and canceled our RCF facility in March 2024.
U.S. Treasury expands general license to include both VEON Ltd. and VEON Holdings B.V.
On January 18, 2023, VEON announced that the U.S. Department of the Treasury, Office of Foreign Assets Control (OFAC) replaced the General License 54 originally issued on November 18, 2022 with General License 54A to now include both VEON Ltd. and VEON Holdings B.V. (VEON Holdings).
This general license authorizes all transactions ordinarily incident and necessary to the purchase and receipt of any debt or equity securities of VEON Ltd. or VEON Holdings B.V. that would otherwise be prohibited by section 1(a)(i) of Executive Order (E.O.) 14071. OFAC General License 54A applies to all debt and equity securities of VEON Ltd. or VEON Holdings B.V. that were issued before June 6, 2022, and confirms that the authorization applies not only to the purchase and receipt of debt and equity securities, but also to transactions ordinarily incident and necessary to facilitating, clearing, and settling of such transactions. This General License ensures that all market participants can trade the relevant securities with confidence that such trading is consistent with E.O. 14071, which targeted “new investment” in Russia.
VEON announced ratio change under its American Depository Receipt (“ADR”) program
On February 6, 2023, VEON announced that its Board of Directors approved a change of ratio in the Company’s ADR program, comprising a change in the ratio of American Depository Shares (the “ADSs”) to VEON Ltd. Shares from one (1) ADS representing one (1) Share, to one (1) ADS representing twenty-five (25) Shares (the “Ratio Change”). The effective date of the Ratio Change was March 8, 2023. On March 23, 2023, VEON was notified byi NASDAQ that VEON had regained compliance with Listing Rule 5550(a)(2).
Freezing of corporate rights in Kyivstar
On October 6, 2023, the Security Services of Ukraine (SSU) announced that the Ukrainian courts were seizing all “corporate rights” of Mikhail Fridman, Petr Aven and Andriy Kosogov in 20 Ukrainian companies that these individuals beneficially own, while criminal proceedings, unrelated to Kyivstar or VEON, were in progress. This announcement was incorrectly characterized by some Ukrainian media as a “seizure” or “freezing” of “Kyivstar’s assets” as the assets of Kyivstar had not been seized or frozen and the court’s ruling did not impact the assets of Kyivstar directly. On October 9, 2023, Ukrainian media further reported, with a headline which incorrectly targeted Kyivstar, that the Ministry of Justice of Ukraine was separately finalizing a lawsuit in the Ukraine High Anti-Corruption Court to confiscate any Ukrainian assets of M. Fridman. Subsequent clarification by the SSU noted that “The seizure of corporate rights of Ukrainian companies does not affect the protection of the interests of foreign investors and owners of shares of corporate rights, does not hinder their economic activity and the possibility of receiving dividends.” We have received notification from our local custodian that 47.85% of Kyivstar shares have been blocked, which will prevent any transaction involving our Kyivstar shares, including transfer of such shares, from proceeding. On October 30, 2023 VEON announced that VEON Ltd. and VEON Holdings B.V. had filed two appeals with the relevant Kyiv court of appeals, challenging the freezing of the corporate rights in Kyivstar, noting that corporate rights in Kyivstar belong exclusively to VEON and that their full or partial seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar. In December 2023, the court rejected our appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkiv District Court of Kyiv requesting cancellation of the seizure of corporate rights in the VEON group's subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the seizure of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi. VEON is continuing significant government affairs efforts to protect our assets in Ukraine. Restrictions applicable in Ukraine to all foreign-owned companies have already led to restrictions on the upstreaming of dividends from Ukraine to VEON. Additionally, to the extent that VEON and/or Kyivstar are deemed to be controlled by persons sanctioned in Ukraine, potential prohibitions on renting property and land, on participating in public procurement and on the transfer of technology and intellectual property rights to Kyivstar from VEON impacting B2G revenue would also apply.
Based on the above development, VEON assessed whether the court order and subsequent motions result in an event that VEON has lost control over its Ukrainian subsidiary (“Kyivstar”) and concluded that, under the requirements of relevant reporting standards (IFRS 10, Consolidated financial Statements), VEON continues to control Kyivstar and as such, will continue to consolidate Kyivstar in these financial statements.
VEON implements new Clawback Policy
On November 27, 2023, VEON announced governance enhancements to its executive remuneration structure, in line with its commitment to ethical corporate governance practices and financial integrity. The Board of Directors of VEON introduced a robust Policy for the Recovery of Erroneously Awarded Compensation (the “Clawback Policy”) to align with Section 10D and Rule 10D-1of the Securities Exchange Act of 1934 and the listing standards adopted by NASDAQ.
Effective October 2, 2023, the Clawback Policy enables the Company to recover erroneously awarded incentive-based compensation from current and former Executive Officers (as defined in the Clawback Policy) in the event that it is required to prepare an accounting restatement. This step is crucial in maintaining transparency and accountability, particularly in instances requiring accounting restatements.
In tandem with the adoption of the Clawback Policy, the Board of Directors has also revised existing incentive-based compensation plans to further align executive remuneration with shareholder interests and corporate objectives. Refer to Note 22 for further details.
Share-based payment awards
On February 21, 2023, VEON announced the completion of the transfer of 52,550 shares in the Company to Joop Brakenhoff. A total of 104,047 common shares vested as part of VEON’s 2021 Deferred Share Plan in 2022. Of those vested shares, 51,504 common shares (the equivalent of 2,060 ADSs) were withheld to cover local withholding taxes and the remaining 52,550 shares (the equivalent of 2,102 ADSs) were transferred to Mr. Brakenhoff from shares held by a subsidiary of the Company.
In March 2023, equity-settled awards were granted to five members of VEON’s GEC under the Short-Term Incentive Plan (154,876 ADS) and the Long-Term Incentive Plan (“LTIP”) (643,286 ADS).
On July 1, 2023, 1,395,358 common shares granted to current and former members of VEON’s GEC vested as part of the 2021 Deferred Share Plan. Subsequently, VEON had initiated the transfer of 34,094 ADSs, representing 852,350 common shares, to the respective executives.
On July 19, 2023, 10,444 ADSs, representing 261,100 common shares, were granted with immediate vesting to members of VEON’s GEC and 70,000 ADSs, representing 1,750,000 common shares, were granted with immediate vesting to current and former members of VEON’s Board. Subsequently, VEON initiated the transfer of 70,444 ADSs, representing 1,761,100 common shares, to the respective executives and Board members.
In July 2023, equity-settled awards were granted to one member of VEON’s GEC under the LTIP (105,573 ADS).
On September 1, 2023, 146,490 ADSs, representing 3,662,250 common shares, granted to VEON's Group CEO, Mr. Kaan Terzioglu, vested as part of VEON’s Deferred Share Plan.
In November 2023, VEON initiated the transfer of 1,870 ADSs, representing 46,750 common shares to Mr. Brakenhoff for equity-settled awards granted under the 2021 Deferred Share Plan that vested in 2023 as well as 6,535 ADSs, representing 163,375 common shares, to a former Board member in relation to a grant that vested in July 2023 but for which transfer was delayed.
For each of the above transfers, a portion of the granted ADSs/common shares may have been withheld to cover tax obligations.
For further details on share-based payment awards, refer to Note 22.
Changes in Key Senior Managers
On March 15, 2023, VEON announced the appointment of Joop Brakenhoff as Group CFO, effective from May 1, 2023. Mr. Brakenhoff replaced Serkan Okandan whose three years contract as Group CFO expired at the end of April 2023. Mr. Okandan continued to serve VEON as a special advisor to the Group CEO and CFO.
On June 16, 2023, VEON announced that Omiyinka Doris had been appointed Group General Counsel in a permanent capacity, effective June 1, 2023, and would continue as a member of the GEC.
On July 19, 2023, VEON announced that Group Head of Portfolio Management, Dmitry Shvets, Group Chief People Officer, Michael Schulz and Group Chief Corporate Affairs Officer, Matthieu Galvani will be stepping down from their executive roles effective October 1, 2023. VEON’s GEC will comprise three members: Kaan Terzioglu as Group Chief Executive Officer; Joop Brakenhoff as Group Chief Financial Officer; and Omiyinka Doris as Group General Counsel, with a flatter Group leadership team structure.
Change in Board of Directors
On June 29, 2023, at its Annual General Meeting, VEON Ltd. shareholders approved the Board recommended slate of seven directors, including six directors already serving on the Board at that time – Augie Fabela, Yaroslav Glazunov, Andrei Gusev, Karen Linehan, Morten Lundal and Michiel Soeting – and Kaan Terzioğlu, the Chief Executive Officer (CEO) of the VEON Group.
In July 2023, the Board elected Morten Lundal as the Chair in its first meeting following the 2023 AGM. The Board also changed its committee structure, with the current committees established by the Board of directors being the Audit and Risk Committee and the Remuneration and Governance Committee.
Italy Tax Matter
On July 17, 2023, VEON signed an agreement with the Italy Tax Authorities for the settlement of an ongoing tax claim dispute which was fully provided for as of June 30, 2023. Subsequently, during July 2023 the agreed amount of settlement was paid and settled.
Canadian Sanctions
On July 20, 2023, Canada imposed sanctions on a number of Russian mobile operators, including VimpelCom. As of October 9, 2023, as a result of the completion of the sale of VEON’s Russian operations, Vimpelcom is no longer part of the VEON Group and as such, these sanctions have no impact on the remaining group. Refer to Note 24-Basis of Preparation of the Consolidated Financial Statements for further details.
Bangladesh Telecommunication Regulatory Commission (“BTRC”) regulatory audit report
On June 26, 2023, the BTRC released its audit findings and issued a claim of BDT 8,231 million (approximately US$76) which includes BDT 4,307 million (approximately US$40) for interest. The Company is currently reviewing the findings and Banglalink may challenge certain proposed penalties and interest which may result in adjustments to the final amount to be paid by Banglalink. Should Banglalink and the BTRC not be able to reach a mutually agreed position concerning the audit findings, protracted litigation may result. The Company has accrued for amounts of the claim where it considers a cash outflow to be probable.
Subsequently, Banglalink had a meeting with BTRC officials and agreed to pay amounts pertaining to 2G matters (already accrued BDT 2,200 million in the financials) in BDT 500 million immediately in July 2023 and 12 equal monthly installments of BDT 146 million (approximately US$1.4), accordingly Banglalink has paid BDT 500 million (approximately US$5) in July 2023 and all installments until December 2023 as agreed.
Despite having objections to the audit findings, in compliance with the instruction given by the BTRC on November 5, 2023 to pay the principal amount of the BTRC’s audit demand within 10 working days, Banglalink deposited BDT 1,657 million (US$16 million) to the BTRC on November 19, 2023. The remaining elements of the BTRC’s audit, including the late fee, are not yet resolved. Refer to Note 7.
Ukraine prepayment
In 2023, Kyivstar fully prepaid all of its remaining external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).
Pakistan Mobile Communication Limited ("PMCL") syndicated credit facility
PMCL fully utilized the remaining PKR 10 billion (US$41) under its existing PKR 40 billion (US$164) facility through drawdowns in January and April 2023.
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized BDT 5 billion (US$45) out of new syndicated credit facility of BDT 8 billion (US$73) during November 2023. The tenor of the facility is 5 years.
KaR-Tel Limited Liability Partnership credit facility
KaR-Tel Limited Liability Partnership ("KaR-Tel") utilized KZT 9.8 billion (US$22) from the bilateral credit facility with ForteBank JSC during the period of September to December 2023. Through a deed of amendment signed in February 2024, the maturity of the facility was extended to November 2026 and facility amount enhanced to KZT 15 billion from KZT 10 billion.
Repayment of VEON Holdings 5.95% Senior Notes
On October 13, 2023 VEON Holdings repaid its outstanding 5.95% Senior Notes amounting to US$39 at their maturity date.
Early redemption of VEON Holdings 2023 and 2024 Notes
On September 13, 2023, VEON issued two redemption notices for the early repayment of VEON Holdings B.V.’s bonds maturing in December 2023 and June 2024. On September 27, 2023 VEON redeemed US$243 senior notes held by external noteholders and on October 04, 2023 redeemed US$406 senior notes held by VimpelCom. Please refer to Note 16-Investments, Debt and Derivatives for further details.